UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23859

Advisor Managed Portfolios

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Russell B. Simon, President

Advisor Managed Portfolios

2020 East Financial Way, Suite 100

Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7395

Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

(a)

CornerCap Fundametrics® Large-Cap ETF
FUNL (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | March 31, 2025
This annual shareholder report contains important information about the CornerCap Fundametrics® Large-Cap ETF for the period of April 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.cornercapfunl-etf.com/funldocuments. You can also request this information by contacting us at 800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CornerCap Fundametrics® Large-Cap ETF	$32	0.31%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
U.S. equities posted positive returns over the period, with large-cap growth slightly outperforming large-cap value. However, the path was marked by volatility.
WHAT FACTORS INFLUENCED PERFORMANCE
Equities delivered strong gains through year-end 2024, as moderating inflation allowed the Federal Reserve to begin easing, and post-election optimism around tax cuts and pro-business policies lifted sentiment. However, returns turned negative in the first quarter of 2025 as inflation remained above the Fed’s target. The Fed paused further rate cuts, and tariff threats raised concerns about global trade disruptions, potentially leading to higher inflation and slower growth. In this environment, value stocks outperformed growth, with defensive sectors such as healthcare and consumer staples leading the way.
POSITIONING
In the last quarter, the healthcare sector saw the biggest increase in portfolio weight (+125 bps) and remains one of the more contrarian areas after political headlines further depressed valuations. This shift is a product of the Alpha Composite rankings and Financial Warnings screen and represents where the Fundametrics research model detects increased value.

Top Contributors

The Fund benefited most from the consumer discretionary and healthcare sectors. Strong stock selection within consumer discretionary—including positions in DoorDash, Booking Holdings, and eBay—was a key driver of outperformance.    In healthcare, an underweight allocation coupled with positive stock selection—particularly from Gilead Sciences, CVS Health, and Elevance Health—also contributed positively.

Top Detractors

Financials and consumer staples detracted from performance relative to the benchmark. Within financials, an underweight allocation and stock-specific detractors—such as positions in Block Inc. and T. Rowe Price, as well as not owning Berkshire Hathaway—were headwinds. In consumer staples, not owning Walmart, along with Fund holdings in Target, General Mills, and Kraft Heinz, negatively impacted relative returns.

PERFORMANCE
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CornerCap Fundametrics® Large-Cap ETF	PAGE 1	TSR-AR-00777X660

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/19/2020)
CornerCap Fundametrics® Large-Cap ETF NAV	6.65	13.43
Russell 1000 Equal Weight TR Index	4.38	10.07
Russell 1000 Value Total Return	7.18	12.65
Visit https://www.cornercapfunl-etf.com/funldocuments for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of March 31, 2025)

Net Assets	$191,548,615
Number of Holdings	154
Net Advisory Fee	$607,065
Portfolio Turnover	29%
Visit https://www.cornercapfunl-etf.com/funldocuments for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of net assets as of  March 31, 2025)

Top 10 Issuers *	(%)
Johnson & Johnson	2.2%
Wells Fargo & Co.	1.9%
Cisco Systems, Inc.	1.6%
Meta Platforms, Inc.	1.6%
ConocoPhillips	1.5%
JPMorgan Chase & Co.	1.4%
Bristol-Myers Squibb Co.	1.3%
Walt Disney Co/The	1.2%
Chevron Corp.	1.2%
Merck & Co., Inc.	1.2%
Sector Breakdown (% of net assets)
*	Excludes collateral received for securities on loan.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.cornercapfunl-etf.com/funldocuments.
CornerCap Fundametrics® Large-Cap ETF	PAGE 2	TSR-AR-00777X660

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your CornerCap Investment Counsel Inc documents not be householded, please contact CornerCap Investment Counsel Inc at 800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by CornerCap Investment Counsel Inc or your financial intermediary.
CornerCap Fundametrics® Large-Cap ETF	PAGE 3	TSR-AR-00777X660

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

(1)	File: A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Brian Ferrie is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

CornerCap Fundametrics® Large-Cap ETF
	Cohen & Company, Ltd.
	FYE 3/31/2025	FYE 3/31/2024
(a) Audit Fees	$14,000	$14,000
(b) Audit-Related Fees	None	None
(c) Tax Fees	$3,000	$3,000
(d) All Other Fees	None	None

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by the principal accountant applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 3/31/2025	FYE 3/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

CornerCap Fundametrics® Large-Cap ETF
Non-Audit Related Fees	FYE 3/31/2025	FYE 3/31/2024
Registrant	$3,000	$3,000
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee Russell Emery, Brian Ferrie and Wan-Chong Kung.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.
(b)	Not Applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

CornerCap Fundametrics® Large-Cap ETF
Ticker: FUNL
Annual Financial Report
March 31, 2025

CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments
March 31, 2025

	Shares	Value
COMMON STOCKS - 99.5%
Aerospace/Defense - 1.6%
Lockheed Martin Corp.	3,051	$1,362,912
RTX Corp.	13,098	1,734,961
		3,097,873
Agriculture - 1.8%
Altria Group, Inc.	28,301	1,698,626
Philip Morris International, Inc.	11,581	1,838,252
		3,536,878
Airlines - 0.7%
Delta Air Lines, Inc.	30,051	1,310,224
Auto Manufacturers - 0.4%
Cummins, Inc.	2,364	740,972
Auto Parts & Equipment - 0.5%
Aptiv PLC(a)	15,010	893,095
Banks - 8.8%
Bank of America Corp.	34,683	1,447,322
Citigroup, Inc.	31,263	2,219,360
JPMorgan Chase & Co.	10,759	2,639,183
Morgan Stanley	6,511	759,638
Northern Trust Corp.	16,516	1,629,303
Regions Financial Corp.	74,037	1,608,824
Truist Financial Corp.	39,758	1,636,042
US Bancorp	32,020	1,351,885
Wells Fargo & Co.	50,657	3,636,666
		16,928,223
Biotechnology - 1.9%
Biogen, Inc.(a)(b)	8,111	1,109,909
Corteva, Inc.	13,075	822,810
Gilead Sciences, Inc.	14,465	1,620,803
		3,553,522
Building Materials - 1.0%
Masco Corp.	19,227	1,337,046
Owens Corning	3,910	558,426
		1,895,472
Chemicals - 0.8%
DuPont de Nemours, Inc.	8,803	657,408
LyondellBasell Industries NV - Class A	12,600	887,040
		1,544,448

The accompanying notes are an integral part of these financial statements.

1

CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Commercial Services - 1.6%
Block, Inc.(a)	11,796	$640,877
Moody’s Corp.	1,651	768,854
S&P Global, Inc.	3,097	1,573,586
		2,983,317
Computers - 3.2%
Accenture PLC - Class A	4,962	1,548,343
Cognizant Technology Solutions Corp. - Class A	9,686	740,979
Dell Technologies, Inc. - Class C	5,932	540,702
Leidos Holdings, Inc.	10,717	1,446,152
NetApp, Inc.	12,487	1,096,858
TE Connectivity PLC	4,863	687,239
		6,060,273
Diversified Financial Services - 4.3%
Apollo Global Management, Inc.	6,401	876,553
Charles Schwab Corp/The	23,464	1,836,762
Discover Financial Services	4,697	801,778
Mastercard, Inc. - Class A	3,115	1,707,394
T Rowe Price Group, Inc.	13,845	1,271,940
Visa, Inc. - Class A	4,951	1,735,127
		8,229,554
Electric - 3.7%
Constellation Energy Corp.	3,192	643,603
Duke Energy Corp.	12,850	1,567,314
Edison International	8,394	494,574
Entergy Corp.	12,410	1,060,931
Evergy, Inc.	11,315	780,169
NRG Energy, Inc.	8,760	836,230
Vistra Corp.	15,124	1,776,163
		7,158,984
Electronics - 1.2%
Fortive Corp.	20,143	1,474,065
Honeywell International, Inc.	3,492	739,431
		2,213,496
Environmental Control - 0.4%
Pentair PLC	8,452	739,381
Food - 3.6%
Conagra Brands, Inc.	22,147	590,661
General Mills, Inc.(b)	24,839	1,485,124
Kraft Heinz Co/The	51,092	1,554,730
Kroger Co/The	13,441	909,821
Sysco Corp.(b)	20,911	1,569,161
Tyson Foods, Inc. - Class A	12,335	787,096
		6,896,593

The accompanying notes are an integral part of these financial statements.

2

CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Gas - 0.4%
NiSource, Inc.	20,558	$824,170
Healthcare-Products - 2.4%
Baxter International, Inc.	39,179	1,341,097
Hologic, Inc.(a)	16,141	997,030
Medtronic PLC	7,425	667,210
Thermo Fisher Scientific, Inc.	3,013	1,499,269
		4,504,606
Healthcare-Services- 2.6%
Elevance Health, Inc.	4,009	1,743,754
HCA Healthcare, Inc.	4,747	1,640,326
Universal Health Services, Inc. - Class B	8,291	1,557,879
		4,941,959
Household Products/Wares - 1.3%
Avery Dennison Corp.	6,614	1,177,094
Kimberly-Clark Corp.	9,666	1,374,698
		2,551,792
Insurance - 5.9%
American International Group, Inc.	8,528	741,424
Corebridge Financial, Inc.	23,026	726,931
Fidelity National Financial, Inc.	28,947	1,883,871
Hartford Financial Services Group Inc/The	13,436	1,662,436
MetLife, Inc.	19,091	1,532,816
Principal Financial Group, Inc.	16,170	1,364,263
Travelers Cos, Inc./The	6,922	1,830,592
Willis Towers Watson PLC(b)	4,846	1,637,706
		11,380,039
Internet - 6.2%
Alphabet, Inc. - Class A	9,303	1,438,616
Booking Holdings, Inc.	386	1,778,267
DoorDash, Inc. - Class A(a)	8,015	1,464,902
eBay, Inc.(b)	29,055	1,967,895
Expedia Group, Inc.	9,508	1,598,295
Meta Platforms, Inc. - Class A	5,222	3,009,752
Pinterest, Inc. - Class A(a)	17,320	536,920
		11,794,647
Machinery-Construction & Mining - 1.1%
Caterpillar, Inc.	4,037	1,331,402
Westinghouse Air Brake Technologies Corp.	4,482	812,811
		2,144,213
Machinery-Diversified - 0.8%
Dover Corp.	8,904	1,564,255

The accompanying notes are an integral part of these financial statements.

3

CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Media - 2.2%
Comcast Corp. - Class A	53,238	$1,964,482
Walt Disney Co/The	23,549	2,324,287
		4,288,769
Mining - 0.8%
Newmont Corp.	30,045	1,450,573
Miscellaneous Manufacturing - 1.6%
3M Co.	12,373	1,817,099
Textron, Inc.	17,541	1,267,337
		3,084,436
Oil and Gas - 7.2%
Chevron Corp.	13,750	2,300,238
ConocoPhillips	26,751	2,809,390
Coterra Energy, Inc.	57,744	1,668,802
Devon Energy Corp.	30,996	1,159,250
Dominion Energy, Inc.(b)	14,133	792,437
EOG Resources, Inc.	11,132	1,427,568
Marathon Petroleum Corp.	3,779	550,563
Occidental Petroleum Corp.(b)	31,526	1,556,123
Schlumberger NV	38,219	1,597,554
		13,861,925
Pharmaceuticals - 8.7%
AbbVie, Inc.	8,920	1,868,918
Bristol-Myers Squibb Co.	39,272	2,395,199
Cigna Group/The	4,090	1,345,610
CVS Health Corp.	29,689	2,011,430
Johnson & Johnson	24,941	4,136,216
Merck & Co., Inc.	24,899	2,234,934
Neurocrine Biosciences, Inc.(a)	4,993	552,226
Pfizer, Inc.	61,685	1,563,098
Teva Pharmaceutical Industries Ltd. - ADR(a)	38,839	596,955
		16,704,586
Real Estate Investment Trusts (REITs) - 4.7%
Agree Realty Corp.	4,481	345,888
CubeSmart	14,395	614,811
Equity LifeStyle Properties, Inc.	10,465	698,016
Equity Residential	5,004	358,186
First Industrial Realty Trust, Inc.	14,484	781,557
Gaming and Leisure Properties, Inc.	13,191	671,422
Host Hotels & Resorts, Inc.(b)	37,516	533,102
Kimco Realty Corp.	15,316	325,312
Lamar Advertising Co. - Class A(b)	6,081	691,896
Mid-America Apartment Communities, Inc.	4,462	747,742
NNN REIT, Inc.(b)	16,054	684,703

The accompanying notes are an integral part of these financial statements.

4

CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Real Estate Investment Trusts (REITs) - (Continued)
Realty Income Corp.(b)	11,774	$683,010
SBA Communications Corp.	2,520	554,425
STAG Industrial, Inc.(b)	8,145	294,197
VICI Properties, Inc.	11,493	374,902
WP Carey, Inc.(b)	11,737	740,722
		9,099,891
Retail - 2.3%
Best Buy Co., Inc.	7,989	588,070
Home Depot Inc/The	1,851	678,373
Target Corp.	9,846	1,027,528
TJX Cos., Inc.	7,205	877,569
Ulta Beauty, Inc.(a)	3,490	1,279,225
		4,450,765
Semiconductors - 2.7%
Advanced Micro Devices, Inc.(a)	8,543	877,708
Applied Materials, Inc.	5,692	826,023
Lam Research Corp.	16,688	1,213,217
NXP Semiconductors NV	2,732	519,244
QUALCOMM, Inc.	8,156	1,252,843
Teradyne, Inc.	5,676	468,838
		5,157,873
Software - 7.7%
Adobe, Inc.(a)	3,909	1,499,219
Akamai Technologies, Inc.(a)	5,941	478,251
AppLovin Corp. - Class A(a)	3,062	811,338
Atlassian Corp. - Class A(a)	6,868	1,457,458
Broadridge Financial Solutions, Inc.	3,302	800,603
Electronic Arts, Inc.	10,073	1,455,750
Microsoft Corp.	3,424	1,285,335
MSCI, Inc.	2,429	1,373,599
Salesforce, Inc.	4,566	1,225,332
ServiceNow, Inc.(a)	804	640,097
SS&C Technologies Holdings, Inc.	10,840	905,465
Veeva Systems, Inc. - Class A(a)	3,436	795,881
Workday, Inc. - Class A(a)	2,729	637,303
Zoom Communications, Inc. - Class A(a)	18,650	1,375,810
		14,741,441
Telecommunications - 3.5%
Cisco Systems, Inc.	50,887	3,140,237
T-Mobile US, Inc.	6,758	1,802,426
Verizon Communications, Inc.	39,993	1,814,082
		6,756,745

The accompanying notes are an integral part of these financial statements.

5

CornerCap Fundametrics® Large-Cap ETF
Schedule of Investments
March 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Transportation - 1.9%
CSX Corp.	42,134	$1,240,004
FedEx Corp.	5,182	1,263,268
United Parcel Service, Inc. - Class B	10,465	1,151,045
		3,654,317
TOTAL COMMON STOCKS (Cost $167,932,891)		190,739,307
	Units
SHORT-TERM INVESTMENTS - 7.1%
Investments Purchased with Proceeds from Securities Lending - 6.8%
Mount Vernon Liquid Assets Portfolio, LLC, 4.46%(c)	12,931,601	12,931,601
	Shares
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 4.27%(c)	586,307	586,307
TOTAL SHORT-TERM INVESTMENTS (Cost $13,517,908)		13,517,908
TOTAL INVESTMENTS - 106.6% (Cost $181,450,799)		$204,257,215
Liabilities in Excess of Other Assets - (6.6)%		(12,708,600)
TOTAL NET ASSETS - 100.0%		$191,548,615

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $12,756,591 which represented 6.7% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

6

CornerCap Fundametrics® Large-Cap ETF
Statement of Assets and Liabilities
March 31, 2025

ASSETS:
Investments, at value	$204,257,215*
Dividends receivable	231,719
Interest receivable	5,039
Dividend tax reclaims receivable	2,414
Security lending income receivable	893
Total assets	204,497,280
LIABILITIES:
Payable upon return of securities loaned	12,931,601
Payable to advisor	17,064
Total liabilities	12,948,665
NET ASSETS	$ 191,548,615
Net Assets Consists of:
Paid-in capital	$178,460,072
Distributable earnings	13,088,543
Total net assets	$ 191,548,615
Net assets	$191,548,615
Shares issued and outstanding(a)	4,605,000
Net asset value per share	$41.60
Cost:
Investments, at cost	$181,450,799
Loaned Securities:
at value (included in investments)*	$12,756,591

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

7

CornerCap Fundametrics® Large-Cap ETF
Statement of Operations
For the Year Ended March 31, 2025

INVESTMENT INCOME:
Dividend income	$4,174,182
Less: Dividend withholding taxes	(1,812)
Less: Issuance fees	(32)
Interest income	73,677
Securities lending income - net	14,845
Total investment income	4,260,860
EXPENSES:
Investment advisory fee	607,065
Total expenses	607,065
Net investment income	3,653,795
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments	1,013,788
In-kind redemptions	14,460,892
Net realized gain	15,474,680
Net change in unrealized appreciation (depreciation) on:
Investments	(5,796,489)
Net change in unrealized appreciation (depreciation)	(5,796,489)
Net realized and unrealized gain	9,678,191
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 13,331,986

The accompanying notes are an integral part of these financial statements.

8

CornerCap Fundametrics® Large-Cap ETF
Statements of Changes in Net Assets

	Year Ended March 31,
	2025	2024
OPERATIONS:
Net investment income	$3,653,795	$3,116,314
Net realized gain	15,474,680	4,673,849
Net change in unrealized appreciation (depreciation)	(5,796,489)	27,882,472
Net increase in net assets from operations	13,331,986	35,672,635
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(3,479,504)	(3,027,516)
Total distributions to shareholders	(3,479,504)	(3,027,516)
CAPITAL TRANSACTIONS:
Subscriptions	34,972,017	57,234,836
Redemptions	(53,819,133)	(41,721,002)
ETF transaction fees (See Note 1)	—	113
Net increase (decrease) in net assets from capital transactions	(18,847,116)	15,513,947
Net increase (decrease) in net assets	(8,994,634)	48,159,066
NET ASSETS:
Beginning of the year	200,543,249	152,384,183
End of the year	$ 191,548,615	$200,543,249
SHARE TRANSACTIONS
Subscriptions	870,000	1,650,000
Redemptions	(1,320,000)	(1,215,000)
Total increase (decrease) in shares outstanding	(450,000)	435,000

The accompanying notes are an integral part of these financial statements.

9

CornerCap Fundametrics® Large-Cap ETF
Financial Highlights

	Year Ended March 31,				Period Ended March 31, 2021(a)
	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$39.67	$32.98	$35.27	$31.96	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.75	0.64	0.68	0.57	0.33
Net realized and unrealized gain (loss) on investments(c)	1.92	6.67	(2.37)	3.28	6.76
Total from investment operations	2.67	7.31	(1.69)	3.85	7.09
LESS DISTRIBUTIONS FROM:
Net investment income	(0.74)	(0.62)	(0.60)	(0.54)	(0.13)
Net realized gains	—	—	—	0.00(d)	—
Total distributions	(0.74)	(0.62)	(0.60)	(0.54)	(0.13)
Net asset value, end of period	$41.60	$39.67	$32.98	$35.27	$31.96
TOTAL RETURN:
Net asset value(f)	6.65%	22.35%	(4.79)%	12.11%	28.41%(e)
Market value(g)	6.44%	22.48%	(4.97)%	12.16%	28.60%(e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$191,549	$200,543	$152,384	$125,373	$96,835
Ratio of expenses to average net assets	0.31%	0.50%	0.50%	0.50%	0.50%(h)
Ratio of net investment income (loss) to average net assets	1.84%	1.85%	2.05%	1.68%	1.89%(h)
Portfolio turnover rate(i)	29%	44%	60%	26%	6%(e)

(a)	Inception date of the Fund was August 19, 2020.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(g)
Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value returns may vary from net asset value returns.

(h)	Annualized for periods less than one year.
(i)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

10

CornerCap Fundametrics® Large-Cap ETF
Notes to Financial Statements
March 31, 2025
Note 1 – Organization
CornerCap Fundametrics® Large-Cap ETF (the “Fund”) is a diversified series of Advisor Managed Portfolios (the “AMP Trust”). The Trust was organized on February 16, 2023, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. CornerCap Investment Counsel, Inc. (the “Advisor”) serves as the investment manager to the Fund. The inception date of the Fund was August 19, 2020. The investment objective of the Fund seeks long-term capital appreciation.
The Fund is the successor to the CornerCap Fundametrics® Large-Cap ETF (the “Predecessor Fund”), a series of Trust for Advised Portfolios. The Predecessor Fund reorganized into the Fund on January 19, 2024 (the “AMP Reorganization”).
•	The AMP Reorganization was accomplished by a tax-free exchange of shares of the Fund for shares of the Predecessor Fund of equivalent aggregate net asset value.
•
Fees and expenses incurred to affect the AMP Reorganization were borne by the Trust’s Administrator. The management fee of the Fund does not exceed the management fee of the Predecessor Fund. The AMP Reorganization did not result in a material change to the Fund’s investment portfolio and there are no material differences in accounting polices of the Fund and the Predecessor Fund.

•	The Fund adopted the performance history of the Predecessor Fund.
Effective September 13, 2024, the Advisor sold its advisory account assets to EP Wealth Advisors, LLC (“EP Wealth”) for cash consideration (the “Transaction”). Under the terms of the Transaction, EP Wealth and the Advisor agreed that the Advisor will continue to manage the Fund for a finite period, which is anticipated to conclude with the Fund’s liquidation and termination at the end of January 2026 (the “Liquidation Date”). The Advisor will continue to manage the Fund in accordance with its investment objective and investment strategy until a date that is approximately five days prior to the Liquidation Date (the “Final Liquidation Period”), such Final Liquidation Period representing the Fund’s wind down period.
Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe” or the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 25,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund.
Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
A standard transaction fee of $300 will be charged by the Fund’s custodian in connection with the issuance or redemption of Creation Units. The standard fee will be the same regardless of the number of Creation Units issued or redeemed. In addition, a variable fee of up to 2% of the value of a Creation Unit may be charged by the Fund for cash purchases, non-standard orders, or partial cash purchases, and is designed to cover broker commissions and other transaction costs. Any variable fees received by the Fund are included in the Capital Transactions on the Statements of Changes in Net Assets.
Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting

11

CornerCap Fundametrics® Large-Cap ETF
Notes to Financial Statements
March 31, 2025(Continued)
Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period reported. Actual results may differ from those estimates.
(A)
Securities Valuation – The valuation of the Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used. The Board of Trustees of the Trust (the “Board” or the “Trustees”) has designated the Advisor as the valuation designee of the Fund. In its capacity as valuation designee, the Advisor has adopted procedures and methodologies to fair value Fund investments whose market prices are not “readily available” or are deemed to be unreliable.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:
Level 1 –
Unadjusted quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.
Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Short-term investments classified as money market instruments are valued at net asset value (“NAV”). These investments are categorized as Level 1 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Fund’s investments in each category investment type as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments*:
Common Stocks	$190,739,307	$ —	$ —	$190,739,307
Investments Purchased with
Proceeds from Securities Lending	12,931,601	—	—	12,931,601
Money Market Funds	586,307	—	—	586,307
Total Investments	$204,257,215	$—	$—	$204,257,215

*	See the Schedule of Investments for further detail of investment classifications.

12

CornerCap Fundametrics® Large-Cap ETF
Notes to Financial Statements
March 31, 2025(Continued)
(B)
Securities Transactions, Investment Income and Expenses – The Fund records security transactions based on trade date. Realized gains and losses on sales of securities are reported based on identified cost of securities delivered. Dividend income and expense are recognized on the ex-dividend date, and interest income and expense are recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

(C)
Distributions to shareholders – Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(D)
Federal Income Taxes – The Fund has elected to be taxed as a Regulated Investment Company (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all net taxable income to its shareholders. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses is recorded by the Fund.

Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state authorities. As of and during the year ended March 31, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. Generally, tax authorities can examine tax returns filed for the preceding three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(E)
REIT distribution – The character of distributions received from Real Estate Investment Trusts (“REITs”) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(F)
The Fund holds interests in certain securities that are treated as partnerships for Federal income tax purposes. These entities may be subject to audit by the Internal Revenue Service or other applicable tax authorities. The Fund’s taxable income or tax liability for prior taxable years could be adjusted as a result of such an audit. The Fund may be required to pay a fund-level tax as a result of such an adjustment or may pay a “deficiency dividend” to its current shareholders in order to avoid a fund-level tax associated with the adjustment. The Fund could also be required to pay interest and penalties in connection with such an adjustment. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

Note 3 – Investment Management Agreement and Other Related Party Transactions
The Trust has an agreement with the Advisor to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at annual rate of 0.50%. In connection with the Transaction, the Advisor has entered into a Fee Waiver Agreement with respect to the Fund pursuant to which it has agreed to reduce the unitary management fee it receives for its advisory services from 0.50% to 0.15% effective on September 13, 2024. Additionally, the Advisor is responsible for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Advisor is not responsible for interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities

13

CornerCap Fundametrics® Large-Cap ETF
Notes to Financial Statements
March 31, 2025(Continued)
and other investment instruments, expenses associated with the purchase, sale, or ownership of securities, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, securities lending fees and expenses, and distribution (12b-1) fees and expenses.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator, fund accountant, and transfer agent and provides compliance services to the Fund. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Fund’s custodian. Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s distributor and principal underwriter.
The Advisor pays any Trust-level expenses allocated to the Fund.
Note 4 – Investment Transactions
Purchases and sales of investment securities (excluding short-term securities, in-kind transactions, and U.S. government obligations) for the year ended March 31, 2025 were as follows:

Purchases	$90,586,345
Sales	$56,334,355

Purchases and sales of in-kind transactions associated with creations and redemptions during the year ended March 31, 2025 were as follows:

Purchases In-Kind	$594,196
Sales In-Kind	$53,437,854

Note 5 – Indemnifications
In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
Note 6 – Subsequent Events
Management has evaluated events and transactions that occurred subsequent to March 31, 2025 through the date the financial statements have been issued and has determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.
Note 7 – Federal Income Tax Information
At March 31, 2025, the components of distributable earnings for income tax purposes were as follows:

Tax Cost of Investments	$181,523,025
Unrealized Appreciation	29,863,794
Unrealized Depreciation	(7,129,604)
Net Unrealized Appreciation on Investments	22,734,190
Undistributed Ordinary Income	993,803
Other Accumulated Gain/(Loss)	(10,639,450)
Total Distributable Earnings	$13,088,543

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales.

14

CornerCap Fundametrics® Large-Cap ETF
Notes to Financial Statements
March 31, 2025(Continued)
GAAP requires that certain components of net assets be reclassified between financial and tax reporting. In this Fund the reclass is due to redemption in kind tax adjustments. These reclassifications have no effect on net assets or net asset value per share. For the year ended March 31, 2025, permanent differences in book and tax accounting have been reclassified to capital, and distributable earnings as follows:

Distributable Earnings	Paid In Capital
$ (14,451,863)	$ 14,451,863

The tax character of distributions paid during the year ended March 31, 2025 and year ended March 31, 2024 were as follows:

	Year Ended March 31,
Distributions Paid From:	2025	2024
Ordinary Income	$3,479,504	$3,027,516
Total Distributions Paid	$3,479,504	$3,027,516

The Fund is required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve-month period ending October 31. In connection with this requirement, the Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year ordinary losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund had no late year ordinary losses or post October capital losses as of March 31, 2025.
At March 31, 2025, the Fund had capital loss carryforwards, which reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

Not Subject to Expiration
Short-Term	Long-Term	Total
$(5,982,152)	$ (4,657,298)	$ (10,639,450)

NOTE 8 – SECURITIES LENDING
The Fund may lend securities in its portfolio to approved brokers, dealers and financial institutions under terms of participation in a securities lending program, which is administered by the U.S. Bank N.A. The securities lending agreement requires that loans are initially collateralized in an amount equal to at least 102% of the then current market value of any other loaned securities. The custodian performs marking to market loaned securities and collateral daily. Each borrower is required, if necessary, to deliver additional collateral so that the total collateral held in the account for all loans of the Funds to the borrower will equal at least 100% of the market value of the loaned securities.
The cash collateral is invested by the U.S. Bank N.A. in accordance with approved investment guidelines. Those guidelines allow the cash collateral to be invested in readily marketable, high quality, short-term obligations issued or guaranteed by the United States Government; however, such investments are subject to risk of payment delays, declines in the value of collateral provided, default on the part of the issuer or counterparty, or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent. Additionally, the Fund is subject to the risk of loss from investments that it makes with the cash received as collateral. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third-party borrowers that provide the Fund, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

15

CornerCap Fundametrics® Large-Cap ETF
Notes to Financial Statements
March 31, 2025(Continued)
The collateral invested in the Fund, if any, is reflected in the Schedule of Investments and is included in the Statements of Assets and Liabilities in the line item labeled “Investments, at value.” A liability of equal value to the cash collateral received and subsequently invested in the Fund is included on the Statements of Assets and Liabilities as “Payable upon return of securities loaned.” The borrower of any securities will pay the Fund any accrued income while the securities are on loan. The cash collateral received is invested in Mount Vernon Liquid Assets Portfolio, LLC (“Mount Vernon”) which is redeemable upon demand. The Fund receives compensation in the form of loan fees owed by borrowers and income earned on collateral investments and pays a fee to U.S. Bank N.A. for administering the securities lending program. The fees and interest income, net of any fees, earned through the securities lending program are reflected as “Securities lending income” in the Statement of Operations.
Management has elected not to offset the value of securities on loan and collateral received. As of March 31, 2025, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities Loaned	Fund Collateral Received*
$ 12,756,591	$ 12,931,601

*	The cash collateral received was invested in the Mount Vernon, with an overnight and continuous maturity, as shown on the Statement of Assets and Liabilities.
Note 9 – New Accounting Pronouncement
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. The amendments are effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, and early adoption is permitted. Management has evaluated the impact of adopting ASU 2023-07 with respect to the financial statements and disclosures and determined there is no material impact for the Fund.

16

CornerCap Fundametrics® Large-Cap ETF
Report of Independent Registered Public Accounting Firm
To the Shareholders of CornerCap Fundametrics® Large-Cap ETF and
Board of Trustees of Advisor Managed Portfolios
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CornerCap Fundametrics® Large-Cap ETF, a series of Advisor Managed Portfolios (the “Fund”) as of March 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Fund’s financial highlights for the years ended March 31, 2022, and prior, were audited by other auditors whose report dated May 25, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor for one or more investment companies within the Trust since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
May 30, 2025

17

CornerCap Fundametrics® Large-Cap ETF
Additional Information
March 31, 2025 (Unaudited)
Tax Information
For the period ended March 31, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100%.
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended March 31, 2025 was 100%.
The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.
Approval of Investment Advisory Agreement
At a meeting held on November 20-21, 2024 (the “Meeting”), the Board of Trustees (the “Board” or “Trustees”) of Advisor Managed Portfolios (the “Trust”), including all Trustees who were not “interested persons” of the Trust (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940, considered and approved the continuance of the investment advisory agreement (the “Advisory Agreement”) with CornerCap Investment Counsel Inc. (the “Advisor”) for the CornerCap Fundametrics Large-Cap ETF (the “Fund”).
In advance of the Meeting, the Board received and reviewed substantial information regarding the Fund, the Advisor, and the services provided by the Advisor to the Fund under the Advisory Agreement, including information about the portfolio managers, the resources of the Advisor, and the Fund’s performance and advisory fee. This information formed the primary (but not exclusive) basis for the Board’s determinations. The Trustees considered the review of the Advisory Agreement to be an ongoing process and employed the accumulated information, knowledge, and experience they had gained with the Advisor. The information prepared specifically for the review of the Advisory Agreement supplemented the information provided to the Trustees throughout the year related to the Advisor and the Fund. The Board and its committees met regularly during the year and the information provided and topics discussed at such meetings were relevant to the Board’s review of the Advisory Agreement. Some of these reports and other data included, among other things, materials that outlined the investment performance of the Fund; compliance, regulatory, and risk management matters; the trading practices of the Advisor; valuation of investments; fund expenses; and overall market and regulatory developments. In addition, the Board noted that in connection with a recent business restructuring, the Advisor had entered into a fee waiver agreement with the Fund that significantly reduced its management fee beginning September 13, 2024. The Independent Trustees were advised by independent legal counsel during the review process, including meeting in executive sessions with such counsel without representatives from the Advisor present. In connection with their review, the Independent Trustees also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreement.
In considering the Advisory Agreement, the Board considered the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.
In considering the nature, extent and quality of the services provided by the Advisor, the Trustees considered the Advisor’s specific responsibilities in all aspects of the day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel who are involved in the day-to-day activities of the Fund. The Board considered the Advisor’s resources and compliance structure, including information regarding its compliance program, chief compliance officer and compliance record and its disaster recovery/business continuity plan. The Board also considered its knowledge of the Advisor’s operations, and noted that during the course of the year the Trustees met with the Advisor to discuss the Fund’s performance, the Advisor’s investment outlook, various marketing and compliance topics, and the Advisor’s risk management process. The Board concluded that the Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services provided were satisfactory and reliable.
•
In assessing the quality of the portfolio management delivered by the Advisor, the Board considered the Fund’s performance on both an absolute basis and in comparison to its peer groups (a larger group category

18

CornerCap Fundametrics® Large-Cap ETF
Additional Information
March 31, 2025 (Unaudited)(Continued)
and a smaller, focused group), based on information provided by an independent consulting firm, and to a benchmark index. The Board considered that the Fund slightly outperformed the Russell 1000 Value Index for the one-, three- and since inception periods ended June 30, 2024. The Board also considered that the Fund slightly outperformed the median of its larger peer group for the one- and three-year periods ended September 30, 2024 and slightly underperformed the median of its focused peer group for the one- and three-year periods ended September 30, 2024.
•
The Trustees reviewed the cost of the Advisor’s services, and the structure and level of the advisory fee payable by the Fund, including a comparison of the fee to fees payable by its peer groups (a larger group category and a smaller, focused group) based on information provided by an independent consulting firm. The Board noted that the advisory fee is a unitary fee from which the Advisor pays most of the Fund’s other service providers and that the Advisor had recently agreed to a contractual fee waiver that significantly reduced the unitary fee. The Trustees further noted that the newly adopted fee waiver was not considered by the independent consulting firm when preparing the peer group fee comparisons. The Board considered that, as shown in the consultant reports, the fee before waiver was above the focused peer group average and was in the first quartile of the peer group out of four quartiles (a lower quartile number indicates a higher advisory fee). The Trustees also noted that the Fund’s total expense ratio was higher than the focused peer group average, both gross and net, and was in the first quartile out of four quartiles (a lower quartile number indicates higher expenses), but that it was lower than the total expense ratio of the larger peer group average, both gross and net. After reviewing the materials that were provided, the Board concluded that the advisory fee was fair and reasonable in light of the services provided.

•
In considering whether economies of scale have been achieved, the Trustees reviewed the Fund’s unitary fee structure, the Advisor’s contractual fee waiver of a significant portion of the unitary fee to reduce the Fund’s expenses, and the asset level of the Fund. The Trustees further considered that they will have the opportunity to periodically reexamine whether economies of scale have been achieved.

•
The Trustees considered the profitability of the Advisor from managing the Fund. In assessing the Advisor’s profitability, the Trustees reviewed the analysis provided by the Advisor and took into account both the direct and indirect benefits to the Advisor from managing the Fund. The Trustees concluded that the Advisor’s profits from managing the Fund were not excessive and, after a review of the relevant financial information, that the Advisor appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

Frequency Distribution of Premiums and Discounts
Information regarding how often shares of each Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV is available on the Fund’s website at www.cornercapfunl-etf.com.
Changes in and Disagreements with Accountants for Open-End Investment Companies
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others for Open-End Investment Companies
See Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Contract
See Financial Statements.

19

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisor Managed Portfolios

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	6/6/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	6/6/2025

By	/s/ Eric T. McCormick
Eric T. McCormick, Treasurer/Principal Financial Officer

Date	6/9/2025